[GRAPHIC]


                                                 Semiannual Report June 30, 2001


Oppenheimer

Main Street(R) Small Cap Fund/VA

A Series of Oppenheimer Variable Account Funds



                                                  [LOGO] Oppenheimer Funds(R)
                                                         The Right Way to Invest

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Oppenheimer Variable Account Funds--Oppenheimer Main Street Small Cap Fund/VA
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================================================================================

Objective

Oppenheimer Main Street(R) Small Cap Fund/VA, a series of Oppenheimer Variable Account Funds, seeks capital appreciation. In seeking its objective, the Fund emphasizes investments of securities in companies with market capitalizations of less than $2.5 billion.

================================================================================

Narrative by Charles Albers and Mark Zavanelli, Co-Portfolio Managers

For the six-month period ended June 30, 2001, Oppenheimer Main Street Small
Cap Fund/VA provided a cumulative total return of -1.35%.(1) We attribute the disappointing returns to the investment environment, which had changed quickly from one that favored growth-oriented investments to one in which value-oriented companies did best.

     As of May 1, 2001, a new investment team with a somewhat different approach to stock selection became the new managers of the Fund. We employ a disciplined investment process that combines quantitative and fundamental analysis. On the quantitative side, we use sophisticated mathematical models to evaluate statistics related to more than 2,000 individual small-cap stocks. Our stock scoring system looks at a variety of data to determine which areas of the small-cap stock market offer the best prospects. Further quantitative analysis assigns a ranking to each of the 2,000 stocks according to its prospects over the next six to 12 months. We also evaluate the costs associated with trading each stock under consideration. Of course, small-cap companies are relatively young, and while these stocks may offer greater opportunities for long-term capital appreciation than larger, more established companies, you should be aware that they involve substantially greater risks of loss and price fluctuations.

     At the beginning of 2001, the previous management team found the most attractive opportunities in momentum stocks; that is, companies whose stock prices are moving higher in response to increasing investor enthusiasm. However, by the time the second quarter of 2001 began, an economic slowdown triggered a major change in which growth stocks fell out of favor. Technology and healthcare stock losses weighed particularly heavily on performance. In healthcare, biotechnology stocks fared poorly. There were some bright spots during the first half of the period, however. The Fund's limited exposure to telecommunications equipment, increased exposure to natural gas companies and several strong stock picks in retail contributed positively to the Fund's performance.

     During the second quarter of this year, as we began managing the Fund, energy investments did particularly well. Our models detected positive changes in these companies' corporate earnings, so we emphasized energy businesses such as exploration and production companies, oil drillers, refiners and other small energy service businesses. Higher energy prices enabled large integrated oil companies to channel more business to these smaller service companies.

     Our healthcare investments also prospered, benefiting from greater investor interest in the stocks of companies with lower--but more consistent--earnings growth records. The Fund received particularly good results from health services companies such as hospitals, HMOs, laboratories and physician management companies.

     On the other hand, the Fund had relatively little exposure to the highly volatile biotechnology area during the second half of the period, primarily because most of these companies did not meet our valuation criteria.(2)



In reviewing performance, please remember that past performance cannot guarantee future results. Because of ongoing market volatility, the Fund's performance may be subject to fluctuations, and current performance may be less than the results shown.

(1) Includes changes in net asset value per share and reinvestment of dividends and capital gains distributions and does not include the charges associated with the separate account products which offer this Fund. Such performance is not annualized and would have been lower if such charges were taken into account.

(2) The Fund's portfolio is subject to change.

Shares of Oppenheimer funds are not deposits or obligations of any bank, are not guaranteed by any bank, are not insured by the FDIC or any other agency, and involve investment risks, including the possible loss of the principal amount invested.


2                   Oppenheimer Main Street Small Cap Fund/VA

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Oppenheimer Variable Account Funds--Oppenheimer Main Street Small Cap Fund/VA
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================================================================================

While the Fund received competitive results from financial services stocks, including insurance companies and asset managers, the financial area's impact on performance was relatively limited because we held a relatively small percentage of these stocks. The Fund also did not participate in strong returns produced by utilities because our models suggested that there were better opportunities elsewhere.

     Looking forward, we are optimistic about the long-term prospects for small-cap stocks. The shift in market sentiment toward smaller companies should persist, in our view. Valuations of many small-cap stocks continue to be lower than their large-cap counterparts, and we believe that small-cap stock prices will rise as that gap narrows.

     In light of varying investment environments, and regardless of whether growth or value stocks are in favor at any given moment, we are confident that our quantitative models should respond effectively by identifying the small companies likely to prosper. In our opinion, this flexibility is a very important part of what makes Oppenheimer Main Street Small Cap Fund/VA The Right Way to Invest.


                   Oppenheimer Main Street Small Cap Fund/VA                   3

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--------------------------------------------------------------------------------
Statement of Investments  June 30, 2001 (Unaudited)
--------------------------------------------------------------------------------


                                                                    Market Value
                                                          Shares    See Note 1
===============================================================================
Common Stocks--98.3%
-------------------------------------------------------------------------------
Basic Materials--4.0%
-------------------------------------------------------------------------------
Chemicals--1.8%
Airgas, Inc.(1)                                            1,500    $    17,850
-------------------------------------------------------------------------------
Arch Chemicals, Inc.                                         900         19,647
-------------------------------------------------------------------------------
Cabot Corp.                                                1,300         46,826
-------------------------------------------------------------------------------
Cabot Microelectronics Corp.(1)                              300         18,600
-------------------------------------------------------------------------------
Calgon Carbon Corp.                                          500          3,925
-------------------------------------------------------------------------------
ChemFirst, Inc.                                            1,100         28,820
-------------------------------------------------------------------------------
H.B. Fuller Co.                                              700         34,930
-------------------------------------------------------------------------------
Lubrizol Corp. (The)                                         500         15,525
-------------------------------------------------------------------------------
Minerals Technologies, Inc.                                1,000         42,920
-------------------------------------------------------------------------------
Octel Corp.(1)                                               700         11,375
-------------------------------------------------------------------------------
SCP Pool Corp.(1)                                            900         30,996
-------------------------------------------------------------------------------
Universal Corp.                                              700         27,762
                                                                    -----------
                                                                        299,176
-------------------------------------------------------------------------------
Gold & Precious Minerals--0.3%
Stillwater Mining Co.(1)                                   1,400         40,950
-------------------------------------------------------------------------------
Metals--1.1%
Aviall, Inc.(1)                                            2,200         24,134
-------------------------------------------------------------------------------
Century Aluminum Co.                                       1,900         30,476
-------------------------------------------------------------------------------
CIRCOR International, Inc.                                 1,600         28,880
-------------------------------------------------------------------------------
NS Group, Inc.(1)                                          1,700         22,695
-------------------------------------------------------------------------------
Titanium Metal Corp.(1)                                    2,800         28,000
-------------------------------------------------------------------------------
UCAR International, Inc.(1)                                2,200         26,290
-------------------------------------------------------------------------------
Walter Industries, Inc.                                    2,200         26,180
                                                                    -----------
                                                                        186,655
-------------------------------------------------------------------------------
Paper--0.8%
Glatfelter (P.H.) Co.                                      2,000         28,520
-------------------------------------------------------------------------------
Louisiana-Pacific Corp.                                      700          8,211
-------------------------------------------------------------------------------
Pactiv Corp.(1)                                            4,100         54,940
-------------------------------------------------------------------------------
Rayonier, Inc.                                               700         32,515
                                                                    -----------
                                                                        124,186
-------------------------------------------------------------------------------
Capital Goods--10.2%
-------------------------------------------------------------------------------
Aerospace/Defense--0.9%
American Axle & Manufacturing Holdings, Inc.(1)              400          6,800
-------------------------------------------------------------------------------
DRS Technologies, Inc.(1)                                  1,700         39,066
-------------------------------------------------------------------------------
Intermagnetics General Corp.                                 800         25,920
-------------------------------------------------------------------------------
Moog, Inc., Cl. A(1)                                         800         31,160
-------------------------------------------------------------------------------
Precision Castparts Corp.                                  1,100         41,162
                                                                    -----------
                                                                        144,108


4                   Oppenheimer Main Street Small Cap FunD/VA

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--------------------------------------------------------------------------------
Statement of Investments  (Unaudited) (Continued)
--------------------------------------------------------------------------------


                                                                    Market Value
                                                          Shares    See Note 1
-------------------------------------------------------------------------------
Electrical Equipment--0.9%
BEI Technologies, Inc.                                     1,700    $    45,917
-------------------------------------------------------------------------------
CLARCOR, Inc.                                                300          8,055
-------------------------------------------------------------------------------
EMCOR Group, Inc.(1)                                       1,200         43,380
-------------------------------------------------------------------------------
Encore Wire Corp.(1)                                         400          4,748
-------------------------------------------------------------------------------
Genlyte Group, Inc. (The)(1)                               1,000         30,910
-------------------------------------------------------------------------------

Interlogix, Inc.(1)                                          300         10,950
-------------------------------------------------------------------------------
Lennox International, Inc.                                   500          5,475
                                                                    -----------
                                                                        149,435
-------------------------------------------------------------------------------
Industrial Services--4.0%
Coinstar, Inc.(1)                                          2,400         53,400
-------------------------------------------------------------------------------
Corporate Executive Board Co.(1)                             900         37,800
-------------------------------------------------------------------------------
Exponent, Inc.(1)                                          3,900         42,042
-------------------------------------------------------------------------------
Granite Construction, Inc.                                 1,200         30,504
-------------------------------------------------------------------------------
ICT Group, Inc.(1)                                         1,000         17,400
-------------------------------------------------------------------------------
Lincoln Electric Holdings, Inc.                            1,300         33,150
-------------------------------------------------------------------------------
McDermott International, Inc.                              3,700         43,105
-------------------------------------------------------------------------------
Mobile Mini, Inc.(1)                                         600         19,788
-------------------------------------------------------------------------------
National Processing, Inc.(1)                               1,500         42,000
-------------------------------------------------------------------------------
Navigant Consulting, Inc.(1)                               4,700         38,540
-------------------------------------------------------------------------------
Pittston Brink's Group                                     1,300         28,977
-------------------------------------------------------------------------------
Planar Systems, Inc.(1)                                      900         23,310
-------------------------------------------------------------------------------
Right Management Consultants, Inc.(1)                        900         23,490
-------------------------------------------------------------------------------
Stericycle, Inc.(1)                                          700         32,865
-------------------------------------------------------------------------------
Sylvan Learning Systems, Inc.(1)                           2,200         53,460
-------------------------------------------------------------------------------
Teekay Shipping Corp.                                        600         24,012
-------------------------------------------------------------------------------
Tetra Technologies, Inc.(1)                                1,800         44,010
-------------------------------------------------------------------------------
TRC Cos., Inc.(1)                                            400         16,068
-------------------------------------------------------------------------------
URS Corp.(1)                                               1,300         35,100
-------------------------------------------------------------------------------
Wackenhut Corrections Corp.(1)                             1,700         22,270
                                                                    -----------
                                                                        661,291
-------------------------------------------------------------------------------
Manufacturing--4.4%
AEP Industries, Inc.                                         600         21,204
-------------------------------------------------------------------------------
Albany International Corp., Cl. A                          1,000         18,900
-------------------------------------------------------------------------------
American Woodmark Corp.                                      300         11,526
-------------------------------------------------------------------------------
Ameron International Corp.                                   300         20,025
-------------------------------------------------------------------------------
AptarGroup, Inc.                                           1,400         45,402
-------------------------------------------------------------------------------
Astronics Corp.                                            1,000         15,230
-------------------------------------------------------------------------------
Ball Corp.                                                 1,000         47,560
-------------------------------------------------------------------------------
Columbia Sportswear Co.(1)                                   450         22,945
-------------------------------------------------------------------------------
Donaldson Co., Inc.                                        1,200         37,380
-------------------------------------------------------------------------------
Flowserve Corp.(1)                                         1,600         49,200
-------------------------------------------------------------------------------
Interpool, Inc.                                              600          9,420


                    Oppenheimer Main Street Small Cap Fund/VA                  5

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Statement of Investments  (Unaudited) (Continued)
--------------------------------------------------------------------------------


                                                                    Market Value
                                                          Shares    See Note 1
-------------------------------------------------------------------------------
Manufacturing  (continued)
Ivex Packaging Corp.(1)                                    2,900    $    55,100
-------------------------------------------------------------------------------
Knight Transportation, Inc.(1)                             1,650         33,907
-------------------------------------------------------------------------------
Matthews International Corp., Cl. A                          900         39,571
-------------------------------------------------------------------------------
Maverick Tube Corp.(1)                                       700         11,865
-------------------------------------------------------------------------------
NACCO Industries, Inc., Cl. A                                500         38,995
-------------------------------------------------------------------------------
NCH Corp.                                                    500         19,550
-------------------------------------------------------------------------------
Oakley, Inc.(1)                                            2,100         38,850
-------------------------------------------------------------------------------
Paxar Corp.(1)                                               500          7,200
-------------------------------------------------------------------------------
Roper Industries, Inc.                                       200          8,350
-------------------------------------------------------------------------------
Silgan Holdings, Inc.(1)                                     300          5,268
-------------------------------------------------------------------------------
Stewart & Stevenson Services, Inc.                         1,500         49,500
-------------------------------------------------------------------------------
Tecumseh Products Co., Cl. A                                 600         29,700
-------------------------------------------------------------------------------
Tennant Co.                                                  700         28,000
-------------------------------------------------------------------------------
Woodward Governor Co.                                        600         50,610
-------------------------------------------------------------------------------
Zygo Corp.(1)                                                600         13,350
                                                                    -----------
                                                                        728,608
-------------------------------------------------------------------------------
Communication Services--2.1%
-------------------------------------------------------------------------------
Telecommunications: Long Distance--2.1%
Boston Communications Group, Inc.(1)                       3,100         44,640
-------------------------------------------------------------------------------
General Cable Corp.                                        2,900         53,795
-------------------------------------------------------------------------------
General Communication, Inc., Cl. A(1)                      2,500         30,250
-------------------------------------------------------------------------------
Illuminet Holdings, Inc.(1)                                2,500         78,625
-------------------------------------------------------------------------------
Lightbridge, Inc.(1)                                       2,600         50,440
-------------------------------------------------------------------------------
Metro One Telecommunication, Inc.(1)                         600         38,922
-------------------------------------------------------------------------------
SymmetriCom, Inc.(1)                                       2,700         39,528
                                                                    -----------
                                                                        336,200
-------------------------------------------------------------------------------
Consumer Cyclicals--19.7%
-------------------------------------------------------------------------------
Autos & Housing--4.4%
Apogee Enterprises, Inc.                                   1,300         16,237
-------------------------------------------------------------------------------
Applica, Inc.(1)                                           2,000         15,920
-------------------------------------------------------------------------------
Beazer Homes USA, Inc.(1)                                    200         12,698
-------------------------------------------------------------------------------
Centex Corp.                                                 200          8,150
-------------------------------------------------------------------------------
Crossmann Communities, Inc.                                  800         31,752
-------------------------------------------------------------------------------
Dal-Tile International, Inc.(1)                            2,800         51,940
-------------------------------------------------------------------------------
Direct Focus, Inc.(1)                                      2,400        114,000
-------------------------------------------------------------------------------
Group 1 Automotive, Inc.(1)                                  700         20,720
-------------------------------------------------------------------------------
Hovnanian Enterprises, Inc., Cl. A(1)                        500          7,255
-------------------------------------------------------------------------------
Kennametal, Inc.                                           1,100         40,590
-------------------------------------------------------------------------------
Lancaster Colony Corp.                                       900         29,682
-------------------------------------------------------------------------------
M.D.C. Holdings, Inc.                                        800         28,320
-------------------------------------------------------------------------------
NVR, Inc.(1)                                                 200         29,600
-------------------------------------------------------------------------------
Pep Boys-Manny, Moe & Jack                                   800          8,984
-------------------------------------------------------------------------------
Polaris Industries, Inc.                                     400         18,320


6                   Oppenheimer Main Street Small Cap Fund/VA

--------------------------------------------------------------------------------
Statement of Investments  (Unaudited) (Continued)
--------------------------------------------------------------------------------


                                                                    Market Value
                                                          Shares    See Note 1
-------------------------------------------------------------------------------
Consumer Cyclicals  (continued)
Pulte Homes, Inc.                                            700    $    29,841
-------------------------------------------------------------------------------
Ryland Group, Inc. (The)                                     900         45,540
-------------------------------------------------------------------------------
Schuler Homes, Inc.(1)                                       800         10,832
-------------------------------------------------------------------------------
Selective Insurance Group, Inc.                            1,100         29,348
-------------------------------------------------------------------------------
Superior Industries International, Inc.                    1,000         38,300
-------------------------------------------------------------------------------
Toro Co. (The)                                               900         40,455
-------------------------------------------------------------------------------
Universal Forest Products, Inc.                            1,800         40,500
-------------------------------------------------------------------------------
Watsco, Inc.                                                 700          9,870
-------------------------------------------------------------------------------
York International Corp.                                   1,400         49,028
                                                                    -----------
                                                                        727,882
-------------------------------------------------------------------------------
Consumer Services--1.6%
Ambassadors International, Inc.                            1,100         27,170
-------------------------------------------------------------------------------
AmeriPath, Inc.(1)                                         1,100         32,230
-------------------------------------------------------------------------------
Boron, LePore & Associates, Inc.(1)                        1,900         26,182
-------------------------------------------------------------------------------
Dun & Bradstreet Corp.(1)                                  1,100         31,020
-------------------------------------------------------------------------------
Expedia, Inc., Cl. A(1)                                    1,000         46,600
-------------------------------------------------------------------------------
FTI Consulting, Inc.(1)                                    1,500         32,700
-------------------------------------------------------------------------------
Midas, Inc.                                                1,000         12,600
-------------------------------------------------------------------------------
Rent-A-Center, Inc.(1)                                       300         15,780
-------------------------------------------------------------------------------
Rightchoice Managed Care, Inc.(1)                            500         22,200
-------------------------------------------------------------------------------
Watson Wyatt & Co. Holdings(1)                             1,000         23,380
                                                                    -----------
                                                                        269,862
-------------------------------------------------------------------------------
Leisure & Entertainment--3.6%
Action Performance Cos., Inc.(1)                           1,200         30,000
-------------------------------------------------------------------------------
Activision, Inc.(1)                                          900         35,325
-------------------------------------------------------------------------------
Alliance Gaming Corp.(1)                                     400         15,708
-------------------------------------------------------------------------------
Anchor Gaming(1)                                             800         51,696
-------------------------------------------------------------------------------
Arctic Cat, Inc.                                             400          5,800
-------------------------------------------------------------------------------
Argosy Gaming Co.(1)                                       1,600         44,416
-------------------------------------------------------------------------------
Boyd Gaming Corp.(1)                                       1,500          8,625
-------------------------------------------------------------------------------
Callaway Golf Co.                                          1,700         26,860
-------------------------------------------------------------------------------
Choice Hotels International, Inc.(1)                       1,900         28,500
-------------------------------------------------------------------------------
Galileo International, Inc.                                1,200         39,000
-------------------------------------------------------------------------------
GTech Holdings Corp.(1)                                    1,300         46,163
-------------------------------------------------------------------------------
Handleman Co.(1)                                           2,500         41,875
-------------------------------------------------------------------------------
MTR Gaming Group, Inc.(1)                                  2,500         33,750
-------------------------------------------------------------------------------
Pegasus Solutions, Inc.(1)                                   800          9,240
-------------------------------------------------------------------------------
Penn National Gaming, Inc.(1)                              2,700         68,580
-------------------------------------------------------------------------------
ResortQuest International, Inc.(1)                         1,200         13,800
-------------------------------------------------------------------------------
Shuffle Master, Inc.(1)                                    2,700         56,700
-------------------------------------------------------------------------------
WMS Industries, Inc.(1)                                    1,200         38,604
                                                                    -----------
                                                                        594,642


                    Oppenheimer Main Street Small Cap Fund/VA                  7

--------------------------------------------------------------------------------
Statement of Investments  (Unaudited) (Continued)
--------------------------------------------------------------------------------


                                                                    Market Value
                                                          Shares    See Note 1
-------------------------------------------------------------------------------
Media--1.2%
Banta Corp.                                                1,700    $    49,810
-------------------------------------------------------------------------------
Deluxe Corp.                                               1,700         49,130
-------------------------------------------------------------------------------
Harland (John H.) Co.                                      1,600         37,280
-------------------------------------------------------------------------------
Lee Enterprises, Inc.                                        600         19,800
-------------------------------------------------------------------------------
R.H. Donnelley Corp.(1)                                    1,500         48,000
                                                                    -----------
                                                                        204,020
-------------------------------------------------------------------------------
Retail: General--0.6%
Dress Barn, Inc. (The)(1)                                  1,200         27,300
-------------------------------------------------------------------------------
Stein Mart, Inc.(1)                                        1,900         19,646
-------------------------------------------------------------------------------
Stoneridge, Inc.(1)                                        1,200         12,900
-------------------------------------------------------------------------------
Tuesday Morning Corp.(1)                                   2,200         29,150
-------------------------------------------------------------------------------
Value City Department Stores, Inc.(1)                        800          9,200
                                                                    -----------
                                                                         98,196
-------------------------------------------------------------------------------
Retail: Specialty--6.1%
1-800 CONTACTS, Inc.(1)                                    1,400         34,706
-------------------------------------------------------------------------------
American Eagle Outfitters, Inc.(1)                         1,100         38,764
-------------------------------------------------------------------------------
Buckle, Inc. (The)(1)                                        400          7,560
-------------------------------------------------------------------------------
Burlington Coat Factory Warehouse Corp.                    1,000         20,000
-------------------------------------------------------------------------------
Cato Corp., Cl. A                                          2,500         48,800
-------------------------------------------------------------------------------
Charlotte Russe Holding, Inc.(1)                           1,800         48,240
-------------------------------------------------------------------------------
Chico's FAS, Inc.(1)                                         850         25,288
-------------------------------------------------------------------------------
Christopher & Banks Corp.(1)                               1,100         35,860
-------------------------------------------------------------------------------
Circuit City Stores, Inc.-CarMax Group(1)                  2,900         46,284
-------------------------------------------------------------------------------
Copart, Inc.(1)                                            1,800         52,650
-------------------------------------------------------------------------------
Elizabeth Arden, Inc.(1)                                   1,100         26,851
-------------------------------------------------------------------------------
Fossil, Inc.(1)                                            2,300         47,725
-------------------------------------------------------------------------------
Fred's, Inc.                                               1,375         35,406
-------------------------------------------------------------------------------
Genesco, Inc.(1)                                           1,000         33,600
-------------------------------------------------------------------------------
Guitar Center, Inc.(1)                                     1,500         31,695
-------------------------------------------------------------------------------
Hibbett Sporting Goods, Inc.(1)                              800         29,648
-------------------------------------------------------------------------------
Hot Topic, Inc.(1)                                         1,300         40,430
-------------------------------------------------------------------------------
J. Jill Group, Inc.(1)                                     2,300         46,575
-------------------------------------------------------------------------------
Lands' End, Inc.(1)                                          500         20,075
-------------------------------------------------------------------------------
Michaels Stores, Inc.(1)                                     700         28,700
-------------------------------------------------------------------------------
Movado Group, Inc.                                           500         10,100
-------------------------------------------------------------------------------
O'Reilly Automotive, Inc.(1)                               1,600         45,920
-------------------------------------------------------------------------------
Reebok International Ltd.(1)                               1,700         54,315
-------------------------------------------------------------------------------
Regis Corp. of Minnesota                                   1,500         31,485
-------------------------------------------------------------------------------
Ross Stores, Inc.                                          1,300         31,135
-------------------------------------------------------------------------------
Skechers U.S.A., Inc., Cl. A(1)                            1,600         46,768
-------------------------------------------------------------------------------
Smart & Final, Inc.(1)                                     2,600         28,600
-------------------------------------------------------------------------------
UniFirst Corp.                                             1,200         22,800
-------------------------------------------------------------------------------
Wet Seal, Inc., Cl. A(1)                                     600         20,766
-------------------------------------------------------------------------------
Wolverine World Wide, Inc.                                 1,000         17,870
                                                                    -----------
                                                                      1,008,616


8                   Oppenheimer Main Street Small Cap Fund/VA

--------------------------------------------------------------------------------
Statement of Investments  (Unaudited) (Continued)
--------------------------------------------------------------------------------


                                                                    Market Value
                                                          Shares    See Note 1
-------------------------------------------------------------------------------
Textile/Apparel & Home Furnishings--2.2%
bebe stores, inc.(1)                                         200    $     5,832
-------------------------------------------------------------------------------
Coach, Inc.(1)                                               400         15,220
-------------------------------------------------------------------------------
Deb Shops, Inc.                                            2,000         37,540
-------------------------------------------------------------------------------
Hancock Fabrics, Inc.                                      1,400         12,530
-------------------------------------------------------------------------------
Nautica Enterprises, Inc.(1)                               2,300         46,989
-------------------------------------------------------------------------------
OshKosh B'Gosh, Inc., Cl. A                                  400         13,300
-------------------------------------------------------------------------------
Phillips-Van Heusen Corp.                                  2,400         34,560
-------------------------------------------------------------------------------
Polo Ralph Lauren Corp.(1)                                 1,100         28,380
-------------------------------------------------------------------------------
Quaker Fabric Corp.(1)                                     4,200         43,050
-------------------------------------------------------------------------------
Quicksilver, Inc.(1)                                       1,300         32,500
-------------------------------------------------------------------------------
Too, Inc.(1)                                               2,100         57,540
-------------------------------------------------------------------------------
Vans, Inc.(1)                                              1,400         32,900
                                                                    -----------
                                                                        360,341
-------------------------------------------------------------------------------
Consumer Staples--8.9%
-------------------------------------------------------------------------------
Beverages--0.4%
Constellation Brands, Inc., Cl. A(1)                         800         32,800
-------------------------------------------------------------------------------
Cott Corp.(1)                                              2,900         32,016
                                                                    -----------
                                                                         64,816
-------------------------------------------------------------------------------
Broadcasting--0.4%
Crown Media Holdings, Inc., Cl. A(1)                       1,500         27,825
-------------------------------------------------------------------------------
Saga Communications, Inc., Cl. A(1)                          200          4,748
-------------------------------------------------------------------------------
Salem Communications Corp., Cl. A(1)                       1,700         37,196
                                                                    -----------
                                                                         69,769
-------------------------------------------------------------------------------
Education--1.2%
Corinthian Colleges, Inc.(1)                                 700         32,949
-------------------------------------------------------------------------------
ITT Educational Services, Inc.(1)                          1,700         76,500
-------------------------------------------------------------------------------
New Horizons Worldwide, Inc.(1)                            2,000         29,880
-------------------------------------------------------------------------------
Strayer Education, Inc.                                    1,000         48,750
                                                                    -----------
                                                                        188,079
-------------------------------------------------------------------------------
Entertainment--3.8%
AFC Enterprises, Inc.(1)                                   1,000         19,150
-------------------------------------------------------------------------------
Applebee's International, Inc.                             1,500         48,000
-------------------------------------------------------------------------------
Aztar Corp.(1)                                             2,200         26,620
-------------------------------------------------------------------------------
Bob Evans Farms, Inc.                                        700         12,600
-------------------------------------------------------------------------------
Buca, Inc.(1)                                              1,500         32,625
-------------------------------------------------------------------------------
CBRL Group, Inc.                                           1,500         25,425
-------------------------------------------------------------------------------
CEC Entertainment, Inc.(1)                                   800         39,480
-------------------------------------------------------------------------------
Cheesecake Factory, Inc. (The)(1)                          1,050         29,715
-------------------------------------------------------------------------------
Landry's Restaurants, Inc.                                 1,300         22,100
-------------------------------------------------------------------------------
LodgeNet Entertainment Corp.(1)                              600         10,500
-------------------------------------------------------------------------------
Lone Star Steakhouse & Saloon, Inc.                        2,400         31,176
-------------------------------------------------------------------------------
P.F. Chang's China Bistro, Inc.(1)                         1,100         41,690
-------------------------------------------------------------------------------
Panera Bread Co., Cl. A                                    1,400         44,198


                    Oppenheimer Main Street Small Cap Fund/VA                  9

--------------------------------------------------------------------------------
Statement of Investments (Unaudited) (Continued)
--------------------------------------------------------------------------------


                                                                    Market Value
                                                          Shares    See Note 1
-------------------------------------------------------------------------------
Entertainment  (continued)
Papa John's International, Inc.(1)                           700    $    17,745
-------------------------------------------------------------------------------
Rare Hospitality International, Inc.(1)                    1,400         31,640
-------------------------------------------------------------------------------
Ruby Tuesday, Inc.                                         2,300         39,330
-------------------------------------------------------------------------------
Ryan's Family Steak Houses, Inc.(1)                        2,400         29,400
-------------------------------------------------------------------------------
Sonic Corp.(1)                                             1,600         50,768
-------------------------------------------------------------------------------
THQ, Inc.(1)                                               1,300         77,519
                                                                   ------------
                                                                        629,681
-------------------------------------------------------------------------------
Food--1.4%
American Italian Pasta Co.(1)                              1,500         69,600
-------------------------------------------------------------------------------
Dreyer's Grand Ice Cream, Inc.                               200          5,580
-------------------------------------------------------------------------------
Fresh Del Monte Produce, Inc.(1)                           2,200         24,266
-------------------------------------------------------------------------------
Green Mountain Coffee, Inc.(1)                               400         11,952
-------------------------------------------------------------------------------
J & J Snack Foods Corp.(1)                                   200          4,430
-------------------------------------------------------------------------------
Lance, Inc.                                                3,000         40,500
-------------------------------------------------------------------------------
Nash Finch Co.                                             1,500         35,400
-------------------------------------------------------------------------------
Nature's Sunshine Products, Inc.                           1,000         11,830
-------------------------------------------------------------------------------
O'Charley's, Inc.(1)                                       1,400         27,132
                                                                    -----------
                                                                        230,690
-------------------------------------------------------------------------------
Food & Drug Retailers--0.6%
Duane Reade, Inc.(1)                                         800         26,000
-------------------------------------------------------------------------------
Fleming Cos., Inc.                                         1,000         35,700
-------------------------------------------------------------------------------
Pathmark Stores, Inc.(1)                                   1,500         36,900
                                                                    -----------
                                                                         98,600
-------------------------------------------------------------------------------
Household Goods--0.8%
Church & Dwight Co., Inc.                                  1,500         38,175
-------------------------------------------------------------------------------
Dial Corp. (The)                                           2,900         41,325
-------------------------------------------------------------------------------
Nu Skin Asia Pacific, Inc., Cl. A                          3,900         33,150
-------------------------------------------------------------------------------
Ruddick Corp.                                              1,000         16,950
                                                                    -----------
                                                                        129,600
-------------------------------------------------------------------------------
Tobacco--0.3%
DIMON, Inc.                                                3,300         33,000
-------------------------------------------------------------------------------
Standard Commercial Corp.                                    500          8,530
                                                                    -----------
                                                                         41,530
-------------------------------------------------------------------------------
Energy--7.6%
-------------------------------------------------------------------------------
Energy Services--2.8%
Arch Coal, Inc.                                              200          5,174
-------------------------------------------------------------------------------

Cal Dive International, Inc.(1)                            1,300         31,980
-------------------------------------------------------------------------------
Covanta Energy Corp.(1)                                    2,300         42,458
-------------------------------------------------------------------------------
Ensign Resource Service Group, Inc.                        6,000         59,502
-------------------------------------------------------------------------------
Grey Wolf, Inc.(1)                                        11,800         47,200
-------------------------------------------------------------------------------
Headwaters, Inc.(1)                                        2,300         36,800


10                  Oppenheimer Main Street Small Cap Fund/VA

--------------------------------------------------------------------------------
Statement of Investments  (Unaudited) (Continued)
--------------------------------------------------------------------------------


                                                                    Market Value
                                                          Shares    See Note 1
-------------------------------------------------------------------------------
Energy Services  (continued)
National-Oilwell, Inc.(1)                                    700    $    18,760
-------------------------------------------------------------------------------
Oceaneering International, Inc.(1)                         1,900         39,425
-------------------------------------------------------------------------------
Patterson-UTI Energy, Inc.(1)                              2,900         51,823
-------------------------------------------------------------------------------
Peabody Energy Corp.(1)                                      100          3,275
-------------------------------------------------------------------------------
Piedmont Natural Gas Co., Inc.                             1,200         42,624
-------------------------------------------------------------------------------
Superior Energy Services, Inc.(1)                          3,900         30,810
-------------------------------------------------------------------------------
Tesco Corp.(1)                                             3,000         33,803
-------------------------------------------------------------------------------
Tidewater, Inc.                                              600         22,620
                                                                   ------------
                                                                        466,254
-------------------------------------------------------------------------------
Oil: Domestic--2.8%
Brown (Tom), Inc.(1)                                         600         14,400
-------------------------------------------------------------------------------
Carbo Ceramics, Inc.                                         800         29,640
-------------------------------------------------------------------------------
Denbury Resources, Inc.(1)                                   400          3,760
-------------------------------------------------------------------------------
FMC Technologies, Inc.,(1)                                   600         12,390
-------------------------------------------------------------------------------
Frontier Oil Corp.                                         2,600         34,450
-------------------------------------------------------------------------------
Holly Corp.                                                  700         25,725
-------------------------------------------------------------------------------
HS Resources, Inc.(1)                                        600         38,880
-------------------------------------------------------------------------------
Ocean Energy, Inc.                                         1,600         27,920
-------------------------------------------------------------------------------
Patina Oil & Gas Corp.                                       600         15,900
-------------------------------------------------------------------------------
Pennzoil-Quaker State Co.                                  1,400         15,680
-------------------------------------------------------------------------------
Quicksilver Resources, Inc.(1)                             1,300         23,400
-------------------------------------------------------------------------------
Spinnaker Exploration Co.(1)                                 600         23,916
-------------------------------------------------------------------------------
Sunoco, Inc.                                                 800         29,304
-------------------------------------------------------------------------------
Swift Energy Co.(1)                                        1,200         36,156
-------------------------------------------------------------------------------
Tesoro Petroleum Corp.(1)                                  1,900         23,940
-------------------------------------------------------------------------------
Ultramar Diamond Shamrock Corp.                            1,000         47,250
-------------------------------------------------------------------------------
Unit Corp.(1)                                              3,300         52,305
                                                                    -----------
                                                                        455,016
-------------------------------------------------------------------------------
Oil: International--2.0%
Canadian Hunter Exploration Ltd.(1)                        1,600         39,009
-------------------------------------------------------------------------------
Compton Petroleum Corp.(1)                                 8,000         23,089
-------------------------------------------------------------------------------
Lufkin Industries, Inc.                                      400         11,040
-------------------------------------------------------------------------------
Paramount Resources Ltd.(1)                                4,000         39,273
-------------------------------------------------------------------------------
Penn West Petroleum Ltd.(1)                                  700         17,989
-------------------------------------------------------------------------------
Rio Alto Exploration Ltd.(1)                               1,800         31,135
-------------------------------------------------------------------------------
Talisman Energy, Inc.                                        600         22,832
-------------------------------------------------------------------------------
Torch Offshore, Inc.(1)                                    1,600         15,920
-------------------------------------------------------------------------------
Trican Well Service Ltd.(1)                                3,000         37,065
-------------------------------------------------------------------------------
Varco International, Inc.(1)                               1,200         22,332
-------------------------------------------------------------------------------
Velvet Exploration Ltd.(1)                                14,000         74,077
                                                                    -----------
                                                                        333,761


                    Oppenheimer Main Street Small Cap Fund/VA                 11

--------------------------------------------------------------------------------
Statement of Investments  (Unaudited) (Continued)
--------------------------------------------------------------------------------


                                                                    Market Value
                                                          Shares    See Note 1
-------------------------------------------------------------------------------
Financial--20.0%
-------------------------------------------------------------------------------
Banks--11.2%
1st Source Corp.                                           1,500    $    42,000
-------------------------------------------------------------------------------
American Financial Holdings, Inc.                          1,400         33,040
-------------------------------------------------------------------------------
American Home Mortgage Holdings, Inc.                      2,000         23,810
-------------------------------------------------------------------------------
Arrow Financial Corp.                                        100          2,525
-------------------------------------------------------------------------------
Associated Banc-Corp                                         600         21,594
-------------------------------------------------------------------------------
BancFirst Corp.                                              700         28,175
-------------------------------------------------------------------------------
BancorpSouth, Inc.                                         1,000         17,000
-------------------------------------------------------------------------------
Banner Corp.                                                 900         19,800
-------------------------------------------------------------------------------
BOK Financial Corp.                                          800         21,520
-------------------------------------------------------------------------------
Boston Private Financial Holdings, Inc.                      600         13,440
-------------------------------------------------------------------------------
Capitol Federal Financial                                  1,800         34,794
-------------------------------------------------------------------------------
City National Corp.                                          700         31,003
-------------------------------------------------------------------------------
Coastal Bancorp, Inc.                                      1,500         47,940
-------------------------------------------------------------------------------
Commerce Bancshares, Inc.                                    700         25,830
-------------------------------------------------------------------------------
Commercial Federal Corp.                                   1,300         30,030
-------------------------------------------------------------------------------
Community Banks, Inc.                                        400         11,940
-------------------------------------------------------------------------------
Community First Bankshares, Inc.                           1,000         23,000
-------------------------------------------------------------------------------
Connecticut Bancshares, Inc.                                 300          7,854
-------------------------------------------------------------------------------
Cullen/Frost Bankers, Inc.                                   700         23,695
-------------------------------------------------------------------------------
Dime Community Bancshares                                  1,500         50,880
-------------------------------------------------------------------------------
Downey Financial Corp.                                       200          9,452
-------------------------------------------------------------------------------
F.N.B. Corp.                                               1,700         50,150
-------------------------------------------------------------------------------
First BanCorp                                              1,700         45,883
-------------------------------------------------------------------------------
First Commonwealth Financial Corp.                         2,400         36,000
-------------------------------------------------------------------------------
First Financial Bankshares, Inc.                           1,000         31,000
-------------------------------------------------------------------------------
First Indiana Corp.                                        1,200         31,236
-------------------------------------------------------------------------------
First Midwest Bancorp, Inc.                                1,000         29,650
-------------------------------------------------------------------------------
First Republic Bank(1)                                     1,300         31,850
-------------------------------------------------------------------------------
First Sentinel Bancorp, Inc.                               3,900         52,923
-------------------------------------------------------------------------------
Frontier Financial Corp.                                     400         11,200
-------------------------------------------------------------------------------
Glacier Bancorp, Inc.                                      1,800         34,200
-------------------------------------------------------------------------------
Harbor Florida Bancshares, Inc.                            2,700         51,705
-------------------------------------------------------------------------------
Hibernia Corp., Cl. A                                      2,700         48,060
-------------------------------------------------------------------------------
Independence Community Bank Corp.                          1,800         35,532
-------------------------------------------------------------------------------
Independent Bank Corp.-Massachusetts                       1,800         35,532
-------------------------------------------------------------------------------
Independent Bank Corp.-Michigan                            1,800         44,190
-------------------------------------------------------------------------------
International Bancshares Corp.                             1,000         42,000
-------------------------------------------------------------------------------
Irwin Financial Corp.                                      2,200         55,330


12                  Oppenheimer Main Street Small Cap Fund/VA

--------------------------------------------------------------------------------
Statement of Investments  (Unaudited) (Continued)
--------------------------------------------------------------------------------


                                                                    Market Value
                                                          Shares    See Note 1
-------------------------------------------------------------------------------
Banks  (continued)
MAF Bancorp, Inc.                                          1,500    $    46,050
-------------------------------------------------------------------------------
Main Street Banks, Inc.                                      500          8,840
-------------------------------------------------------------------------------
Mississippi Valley Bancshares, Inc.                          800         31,920
-------------------------------------------------------------------------------
NBT Bancorp, Inc.                                          1,800         34,740
-------------------------------------------------------------------------------
Pacific Northwest Bancorp                                  2,500         62,475
-------------------------------------------------------------------------------
Prosperity Bancshares, Inc.                                2,000         47,860
-------------------------------------------------------------------------------
Provident Bankshares Corp.                                 1,300         32,422
-------------------------------------------------------------------------------
R & G Financial Corp., Cl. B                               1,500         24,075
-------------------------------------------------------------------------------
Republic Bancorp, Inc.                                     3,100         43,090
-------------------------------------------------------------------------------
Roslyn Bancorp, Inc.                                       1,700         44,710
-------------------------------------------------------------------------------
S&T Bancorp, Inc.                                          1,300         35,100
-------------------------------------------------------------------------------
Sandy Spring Bancorp, Inc.                                 1,000         32,200
-------------------------------------------------------------------------------
Second Bancorp, Inc.                                         500         11,450
-------------------------------------------------------------------------------
South Financial Group, Inc. (The)                          1,200         22,656
-------------------------------------------------------------------------------
St. Francis Capital Corp.                                    100          2,185
-------------------------------------------------------------------------------
Staten Island Bancorp, Inc.                                1,200         33,420
-------------------------------------------------------------------------------
Sterling Bancorp                                             400         12,240
-------------------------------------------------------------------------------
UCBH Holdings, Inc.                                        1,500         45,525
-------------------------------------------------------------------------------
Umpqua Holdings Corp.                                        100          1,281
-------------------------------------------------------------------------------
United Bankshares, Inc.                                    1,900         50,920
------------------------------------------------------------------------------
United National Bancorp                                    1,400         31,752
                                                                    -----------
                                                                      1,840,674
-------------------------------------------------------------------------------
Diversified Financial--2.7%
Actrade Financial Technologies Ltd.(1)                     1,400         33,096
-------------------------------------------------------------------------------
American Capital Strategies Ltd.                           1,400         39,284
-------------------------------------------------------------------------------
AmeriCredit Corp.(1)                                         200         10,390
-------------------------------------------------------------------------------
Centennial Bancorp                                         1,300         10,725
-------------------------------------------------------------------------------
Doral Financial Corp.                                      1,400         48,020
-------------------------------------------------------------------------------
eFunds Corp.(1)                                            1,500         27,900
-------------------------------------------------------------------------------
Federal Agricultural Mortgage Corp., Non-Vtg.(1)           1,100         35,178
-------------------------------------------------------------------------------
Financial Federal Corp.(1)                                 1,200         34,740
-------------------------------------------------------------------------------
First American Corp. (The)                                   800         15,152
-------------------------------------------------------------------------------
IBERIABANK Corp.                                             900         26,595
-------------------------------------------------------------------------------
Jefferies Group, Inc.                                        900         29,160
-------------------------------------------------------------------------------
Jones Lang LaSalle, Inc.(1)                                2,300         30,360
-------------------------------------------------------------------------------
Resource America, Inc., Cl. A                                800         10,480
-------------------------------------------------------------------------------
Resource Bancshares Mortgage Group, Inc.                   3,800         27,740
-------------------------------------------------------------------------------
Student Loan Corp.                                           400         27,900
-------------------------------------------------------------------------------
WFS Financial, Inc.(1)                                     1,400         43,050
                                                                    -----------
                                                                        449,770


                    Oppenheimer Main Street Small Cap Fund/VA                 13

--------------------------------------------------------------------------------
Statement of Investments  (Unaudited) (Continued)
--------------------------------------------------------------------------------


                                                                    Market Value
                                                          Shares    See Note 1
-------------------------------------------------------------------------------
Insurance--3.4%
AmerUs Group Co.                                           1,400    $    49,658
-------------------------------------------------------------------------------
Annuity & Life RE Holdings Ltd.                              700         25,025
-------------------------------------------------------------------------------
Commerce Group, Inc. (The)                                 1,300         47,827
-------------------------------------------------------------------------------
Everest Re Group Ltd.                                        500         37,400
-------------------------------------------------------------------------------
Fidelity National Financial, Inc.                          1,200         29,484
-------------------------------------------------------------------------------
Gallagher (Arthur J.) & Co.                                1,100         28,600
-------------------------------------------------------------------------------
Harleysville Group, Inc.                                   1,600         47,600
-------------------------------------------------------------------------------
HealthExtras, Inc.(1)                                        700          6,636
-------------------------------------------------------------------------------
Hilb, Rogal & Hamilton Co.                                   700         30,625
-------------------------------------------------------------------------------
Kansas City Life Insurance Co.                               800         32,000
-------------------------------------------------------------------------------
LandAmerica Financial Group, Inc.                            900         28,665
-------------------------------------------------------------------------------
Leucadia National Corp.                                      300          9,735
-------------------------------------------------------------------------------
Old Republic International Corp.                           1,000         29,000
-------------------------------------------------------------------------------
Phoenix Cos., Inc. (The)(1)                                  400          7,440
-------------------------------------------------------------------------------
RenaissanceRe Holdings Ltd.                                  300         22,230
-------------------------------------------------------------------------------
StanCorp Financial Group, Inc.                             1,000         47,390
-------------------------------------------------------------------------------
Trenwick Group Ltd.                                        1,400         32,088
-------------------------------------------------------------------------------
Vesta Insurance Group, Inc.                                1,400         15,330
-------------------------------------------------------------------------------
Willis Group Holdings Ltd.(1)                              1,300         23,075
                                                                   ------------
                                                                        549,808
-------------------------------------------------------------------------------
Real Estate Investment Trusts--0.2%
Indymac Mortgage Holdings, Inc.                            1,300         34,840
-------------------------------------------------------------------------------
Savings & Loans--2.5%
BankAtlantic Bancorp, Inc.                                 4,100         35,629
-------------------------------------------------------------------------------
BankUnited Financial Corp., Cl. A(1)                         900         12,645
-------------------------------------------------------------------------------
CFS Bancorp, Inc.                                          1,000         13,830
-------------------------------------------------------------------------------
Commonwealth Bancorp, Inc.                                   700         12,509
-------------------------------------------------------------------------------
Fidelity Bankshares, Inc.                                  2,416         34,766
-------------------------------------------------------------------------------
First Essex Bancorp, Inc.                                    900         22,248
-------------------------------------------------------------------------------
First Financial Holdings, Inc.                             1,400         32,200
-------------------------------------------------------------------------------
First Niagara Financial Group, Inc.                        2,300         35,719
-------------------------------------------------------------------------------
FirstFed Financial Corp.(1)                                1,000         29,800
-------------------------------------------------------------------------------
Flagstar Bancorp, Inc.                                     1,900         39,710
-------------------------------------------------------------------------------
Flushing Financial Corp.                                     700         16,737
-------------------------------------------------------------------------------
Hudson River Bancorp, Inc.                                 1,300         23,530
-------------------------------------------------------------------------------
Local Financial Corp.(1)                                   1,400         18,060
-------------------------------------------------------------------------------
Washington Federal, Inc.                                   1,500         36,780
-------------------------------------------------------------------------------
Webster Financial Corp.                                    1,200         39,336
                                                                   ------------
                                                                        403,499


14                  Oppenheimer Main Street Small Cap Fund/VA

--------------------------------------------------------------------------------
Statement of Investments  (Unaudited) (Continued)
--------------------------------------------------------------------------------


                                                                    Market Value
                                                          Shares    See Note 1
-------------------------------------------------------------------------------
Healthcare--13.6%
-------------------------------------------------------------------------------
Healthcare/Drugs--4.7%
AmSurg Corp., Cl. A(1)                                     1,000    $    29,550
-------------------------------------------------------------------------------
Arena Pharmaceuticals, Inc.(1)                             1,000         30,490
-------------------------------------------------------------------------------
ArQule, Inc.(1)                                              600         12,996
-------------------------------------------------------------------------------
Charles River Laboratories International, Inc.(1)            700         24,325
-------------------------------------------------------------------------------
CIMA Labs, Inc.(1)                                           400         31,400
-------------------------------------------------------------------------------
Cubist Pharmaceuticals, Inc.(1)                              300         11,400
-------------------------------------------------------------------------------
CV Therapeutics, Inc.(1)                                     400         22,800
-------------------------------------------------------------------------------
Delta & Pine Land Co.                                        200          3,930
-------------------------------------------------------------------------------
Diagnostic Products Corp.                                    800         26,560
-------------------------------------------------------------------------------
Edwards Lifesciences Corp.(1)                              1,900         50,084
-------------------------------------------------------------------------------
Idexx Laboratories, Inc.(1)                                  900         28,125
-------------------------------------------------------------------------------
Impax Laboratories, Inc.(1)                                  600          7,320
-------------------------------------------------------------------------------
Kos Pharmaceuticals, Inc.(1)                                 100          3,950
-------------------------------------------------------------------------------
OSI Pharmaceuticals, Inc.(1)                                 200         10,518
-------------------------------------------------------------------------------
Owens & Minor, Inc.                                          800         15,200
-------------------------------------------------------------------------------
Perrigo Co.(1)                                             3,600         60,084
-------------------------------------------------------------------------------
Respironics, Inc.(1)                                       1,400         41,664
-------------------------------------------------------------------------------
SangStat Medical Corp.(1)                                  1,200         19,656
-------------------------------------------------------------------------------
Scios-Nova, Inc.(1)                                        2,000         50,020
-------------------------------------------------------------------------------
Serologicals Corp.(1)                                      2,300         49,082
-------------------------------------------------------------------------------
Sicor, Inc.(1)                                             1,900         43,890
-------------------------------------------------------------------------------
Syncor International Corp.(1)                                700         21,700
-------------------------------------------------------------------------------
Taro Pharmaceutical Industries Ltd.(1)                       500         43,780
-------------------------------------------------------------------------------
U.S. Physical Therapy, Inc.(1)                             3,000         47,910
-------------------------------------------------------------------------------
V.I. Technologies, Inc.(1)                                   600          7,710
-------------------------------------------------------------------------------
ViroPharma, Inc.(1)                                          800         27,200
-------------------------------------------------------------------------------
XOMA Ltd.(1)                                               3,100         52,886
                                                                    -----------
                                                                        774,230
-------------------------------------------------------------------------------
Healthcare/Supplies & Services--8.9%
Accredo Health, Inc.(1)                                      850         31,612
-------------------------------------------------------------------------------
AdvancePCS(1)                                                700         44,835
-------------------------------------------------------------------------------
Apria Healthcare Group, Inc.(1)                            1,600         46,160
-------------------------------------------------------------------------------
Beverly Enterprises, Inc.(1)                               4,300         46,010
-------------------------------------------------------------------------------
Brown & Brown, Inc.                                          700         29,393
-------------------------------------------------------------------------------
Cantel Medical Corp.(1)                                    1,000         26,860
-------------------------------------------------------------------------------
Caremark RX, Inc.(1)                                       2,700         44,415
-------------------------------------------------------------------------------
CONMED Corp.(1)                                            1,000         26,050
-------------------------------------------------------------------------------
Cooper Cos., Inc. (The)                                      700         35,980


                    Oppenheimer Main Street Small Cap Fund/VA                 15

--------------------------------------------------------------------------------
Statement of Investments  (Unaudited) (Continued)
--------------------------------------------------------------------------------


                                                                    Market Value
                                                          Shares    See Note 1
--------------------------------------------------------------------------------
Healthcare/Supplies & Services  (continued)
CorVel Corp.(1)                                            1,200    $    44,700
-------------------------------------------------------------------------------
Covance, Inc.(1)                                           3,300         74,745
-------------------------------------------------------------------------------
Cytyc Corp.(1)                                             1,200         27,660
-------------------------------------------------------------------------------
Datascope Corp.                                              800         36,872
-------------------------------------------------------------------------------
DaVita, Inc.(1)                                            2,400         48,792
-------------------------------------------------------------------------------
DIANON Systems, Inc.(1)                                      300         13,650
-------------------------------------------------------------------------------
Dynacq International, Inc.(1)                              1,300         24,999
-------------------------------------------------------------------------------
First Health Group Corp.(1)                                1,400         33,768
-------------------------------------------------------------------------------
Gentiva Health Services, Inc.(1)                           2,300         41,400
-------------------------------------------------------------------------------
Haemonetics Corp.(1)                                       1,300         39,650
-------------------------------------------------------------------------------
ICU Medical, Inc.(1)                                       1,000         41,280
-------------------------------------------------------------------------------
Ladish Co., Inc.(1)                                        2,600         34,762
-------------------------------------------------------------------------------
Landauer, Inc.                                               400         12,000
------------------------------------------------------------------------------
Longs Drug Stores, Inc.                                    1,000         21,550
-------------------------------------------------------------------------------
Manor Care, Inc.(1)                                        1,800         57,150
-------------------------------------------------------------------------------
Mid Atlantic Medical Services, Inc.(1)                     2,200         39,446
-------------------------------------------------------------------------------
Ocular Sciences, Inc.(1)                                   1,600         40,640
-------------------------------------------------------------------------------
Option Care, Inc.(1)                                       1,800         27,360
-------------------------------------------------------------------------------
Oxford Health Plans, Inc.(1)                                 900         25,740
-------------------------------------------------------------------------------
Pediatrix Medical Group, Inc.(1)                             900         29,880
-------------------------------------------------------------------------------
Pharmaceutical Product Development, Inc.(1)                1,200         36,612
-------------------------------------------------------------------------------
ResMed, Inc.(1)                                              700         35,385
-------------------------------------------------------------------------------
Schein (Henry), Inc.(1)                                    1,200         48,072
-------------------------------------------------------------------------------
Sola International, Inc.(1)                                2,500         35,275
-------------------------------------------------------------------------------
SRI/Surgical Express, Inc.(1)                                700         21,287
-------------------------------------------------------------------------------
SurModics, Inc.(1)                                           600         35,280
-------------------------------------------------------------------------------
Sybron Dental Specialities, Inc.(1)                        1,900         38,931
-------------------------------------------------------------------------------
Theragenics Corp.(1)                                       2,000         22,340
-------------------------------------------------------------------------------
Unilab Corp.(1)                                              400         10,080
-------------------------------------------------------------------------------
United Surgical Partners International, Inc.(1)              700         16,800
-------------------------------------------------------------------------------
Universal Health Services, Inc., Cl. B(1)                    500         22,750
-------------------------------------------------------------------------------
Urocor, Inc.(1)                                              400          6,260
-------------------------------------------------------------------------------
Urologix, Inc.(1)                                          1,000         18,310
-------------------------------------------------------------------------------
Varian Medical Systems, Inc.(1)                              500         35,750
-------------------------------------------------------------------------------
Vital Signs, Inc.                                          1,100         36,355
                                                                    -----------
                                                                      1,466,846


16                  Oppenheimer Main Street Small Cap Fund/VA

--------------------------------------------------------------------------------
Statement of Investments  (Unaudited) (Continued)
--------------------------------------------------------------------------------


                                                                    Market Value
                                                          Shares    See Note 1
-------------------------------------------------------------------------------
Technology--7.9%
-------------------------------------------------------------------------------
Computer Hardware--1.1%
3D Systems Corp.(1)                                        2,600    $    44,200
-------------------------------------------------------------------------------
Daktronics, Inc.(1)                                        2,400         36,936
-------------------------------------------------------------------------------
Integral Systems, Inc.(1)                                    300          7,239
-------------------------------------------------------------------------------
Intergraph Corp.(1)                                        3,000         46,200
-------------------------------------------------------------------------------
Mentor Graphics Corp.(1)                                     600         10,500
-------------------------------------------------------------------------------
Mercury Computer Systems, Inc.(1)                            400         17,640
-------------------------------------------------------------------------------
MTS Systems Corp.                                            400          5,516
-------------------------------------------------------------------------------
Pixelworks, Inc.(1)                                          400         14,296
-------------------------------------------------------------------------------
Wilson Greatbatch Technologies, Inc.(1)                      100          2,900
                                                                    -----------
                                                                        185,427
-------------------------------------------------------------------------------
Computer Services--1.8%
American Management Systems, Inc.(1)                         700         16,520
-------------------------------------------------------------------------------
CACI International, Inc., Cl. A(1)                         1,300         61,100
-------------------------------------------------------------------------------
F.Y.I., Inc.(1)                                              600         24,600
-------------------------------------------------------------------------------
FactSet Research Systems, Inc.                               600         21,420
-------------------------------------------------------------------------------
Global Payments, Inc.                                      2,000         60,200
-------------------------------------------------------------------------------
MedQuist, Inc.(1)                                          1,600         47,488
-------------------------------------------------------------------------------
SkillSoft Corp.(1)                                           400         13,700
-------------------------------------------------------------------------------
Travelocity.com, Inc.(1)                                     400         12,280
-------------------------------------------------------------------------------
Websense, Inc.(1)                                          1,600         32,000
                                                                    -----------
                                                                        289,308
-------------------------------------------------------------------------------
Computer Software--3.1%
Ansoft Corp.(1)                                            3,000         51,000
-------------------------------------------------------------------------------
ANSYS, Inc.(1)                                             1,000         18,720
-------------------------------------------------------------------------------
Axcelis Technologies, Inc.(1)                              2,900         42,920
-------------------------------------------------------------------------------
Catapult Communications Corp.(1)                           1,700         38,250
-------------------------------------------------------------------------------
Century Business Services, Inc.(1)                         4,400         23,760
-------------------------------------------------------------------------------
EPIQ Systems, Inc.(1)                                      1,200         30,828
-------------------------------------------------------------------------------
Fair, Isaac & Co., Inc.                                      700         43,274
-------------------------------------------------------------------------------
IDX Systems Corp.(1)                                       1,400         16,814
-------------------------------------------------------------------------------
Innodata Corp.(1)                                          4,800         14,784
-------------------------------------------------------------------------------
Manhattan Associates, Inc.(1)                                100          3,975
-------------------------------------------------------------------------------
MSC.Software Corp.(1)                                        300          5,625
-------------------------------------------------------------------------------
Numerical Technologies, Inc.(1)                              700         14,700
-------------------------------------------------------------------------------
Open Text Corp.(1)                                         1,700         39,899
-------------------------------------------------------------------------------
PEC Solutions, Inc.(1)                                     1,300         28,730
-------------------------------------------------------------------------------
PLATO Learning, Inc.(1)                                      900         27,855
-------------------------------------------------------------------------------
ProQuest Co.(1)                                              300          9,300
-------------------------------------------------------------------------------
Schawk, Inc.                                               1,000         10,200
-------------------------------------------------------------------------------
Structural Dynamics Research Corp.(1)                      1,000         24,500
-------------------------------------------------------------------------------
Sunquest Information Systems, Inc.(1)                        600         14,274
-------------------------------------------------------------------------------
TALX Corp.                                                 1,400         55,930
                                                                   ------------
                                                                        515,338


                    Oppenheimer Main Street Small Cap Fund/VA                 17

--------------------------------------------------------------------------------
Statement of Investments  (Unaudited) (Continued)
--------------------------------------------------------------------------------


                                                                    Market Value
                                                          Shares    See Note 1
-------------------------------------------------------------------------------
Communications Equipment--0.4%
Anixter International, Inc.(1)                             1,100    $    33,770
-------------------------------------------------------------------------------
Black Box Corp.(1)                                           100          6,736
-------------------------------------------------------------------------------
ESCO Technologies, Inc.(1)                                   700         21,105
                                                                   ------------
                                                                         61,611
-------------------------------------------------------------------------------
Electronics--1.5%
Analogic Corp.                                               500         22,775
-------------------------------------------------------------------------------
Bio-Rad Laboratories, Inc., Cl. A(1)                         300         14,940
-------------------------------------------------------------------------------
Checkpoint Systems, Inc.(1)                                1,100         19,580
-------------------------------------------------------------------------------
EDO Corp.                                                  1,000         15,950
-------------------------------------------------------------------------------
Electro Scientific Industries, Inc.(1)                       900         34,290
-------------------------------------------------------------------------------
Engineered Support Systems, Inc.                             500         19,595
-------------------------------------------------------------------------------
InterCept Group, Inc. (The)(1)                             1,400         53,200
-------------------------------------------------------------------------------
Itron, Inc.(1)                                             1,200         22,764
-------------------------------------------------------------------------------
Monolithic System Technology, Inc.(1)                      2,600         28,730
-------------------------------------------------------------------------------
Universal Electronics, Inc.(1)                             1,200         21,600
                                                                    -----------
                                                                        253,424
-------------------------------------------------------------------------------
Transportation--2.1%
-------------------------------------------------------------------------------
Air Transportation--0.4%
Atlantic Coast Airlines Holdings, Inc.(1)                  2,000         59,980
-------------------------------------------------------------------------------
Railroads & Truckers--1.3%
Arnold Industries, Inc.                                    2,200         42,592
-------------------------------------------------------------------------------
Heartland Express, Inc.(1)                                 2,500         57,000
-------------------------------------------------------------------------------
Quixote Corp.                                              1,500         42,855
-------------------------------------------------------------------------------
RailAmerica, Inc.(1)                                       2,800         31,976
-------------------------------------------------------------------------------
Werner Enterprises, Inc.                                   1,400         33,950
                                                                    -----------
                                                                        208,373
-------------------------------------------------------------------------------
Shipping--0.4%
OMI Corp.(1)                                               3,900         21,879
-------------------------------------------------------------------------------
Overseas Shipholding Group, Inc.                             900         27,486
-------------------------------------------------------------------------------
Roadway Corp.                                                300          7,131
                                                                    -----------
                                                                         56,496
-------------------------------------------------------------------------------
Utilities--2.2%
-------------------------------------------------------------------------------
Electric Utilities--0.7%
Black Hills Corp.                                            300         12,069
-------------------------------------------------------------------------------
Energen Corp.                                                800         22,080
-------------------------------------------------------------------------------
NorthWestern Corp.                                         1,200         26,880
-------------------------------------------------------------------------------
South Jersey Industries, Inc.                                900         28,035
-------------------------------------------------------------------------------
UniSource Energy Corp.                                       800         18,376
                                                                    -----------
                                                                        107,440


18                  Oppenheimer Main Street Small Cap Fund/VA

--------------------------------------------------------------------------------
Statement of Investments  (Unaudited) (Continued)
--------------------------------------------------------------------------------


                                                                    Market Value
                                                          Shares    See Note 1
-------------------------------------------------------------------------------
Gas Utilities--1.5%
Cascade Natural Gas Corp.                                  1,500    $    31,950
-------------------------------------------------------------------------------
Equitable Resources, Inc.                                  1,200         39,972
-------------------------------------------------------------------------------
NICOR, Inc.                                                  700         27,286
-------------------------------------------------------------------------------
Questar Corp.                                              1,500         37,140
-------------------------------------------------------------------------------
UGI Corp.                                                  1,100         29,700
-------------------------------------------------------------------------------
Western Gas Resources, Inc.                                2,500         81,500
                                                                    -----------
                                                                        247,548
                                                                    -----------
Total Common Stocks (Cost $14,715,785)                               16,146,576

                                                                                      Principal
                                                                                      Amount
===============================================================================================================
Repurchase Agreements--3.5%
---------------------------------------------------------------------------------------------------------------
Repurchase agreement with Banque Nationale De Paris, 3.96%, dated 6/29/01, to be repurchased at $575,190 on 7/2/01, collateralized by U.S. Treasury Bonds,
5.50%-8.75%, 5/15/20-8/15/28, with a value of $288,526, U.S. Treasury Nts.,
4%-6.375%, 12/31/01-11/15/04, with a value of $157,026 and U.S. Treasury Bills,
9/27/01, with a value of $142,431 (Cost $575,000)                                      $575,000         575,000
---------------------------------------------------------------------------------------------------------------
Total Investments, at Value (Cost $15,290,785)                                            101.8%     16,721,576
---------------------------------------------------------------------------------------------------------------
Liabilities in Excess of Other Assets                                                      (1.8)       (298,057)
                                                                                       --------     -----------
Net Assets                                                                                100.0%    $16,423,519
                                                                                       ========     ===========


(1) Non-income-producing security.

See accompanying Notes to Financial Statements.


                    Oppenheimer Main Street Small Cap Fund/VA                 19

--------------------------------------------------------------------------------
Statement of Assets and Liabilities  June 30, 2001 (Unaudited)
--------------------------------------------------------------------------------


=========================================================================================================
Assets
Investments, at value (cost $15,290,785)--see accompanying statement                          $16,721,576
---------------------------------------------------------------------------------------------------------
Cash                                                                                                  756
---------------------------------------------------------------------------------------------------------
Unrealized appreciation on foreign currency contracts                                                   4
---------------------------------------------------------------------------------------------------------
Receivables and other assets:
Investments sold                                                                                  245,223
Shares of beneficial interest sold                                                                113,381
Interest and dividends                                                                              8,524
Other                                                                                                 686
                                                                                              -----------
Total assets                                                                                   17,090,150

=========================================================================================================
Liabilities
Payables and other liabilities:
Shares of beneficial interest redeemed                                                            340,779
Investments purchased                                                                             294,533
Shareholder reports                                                                                26,017
Trustees' compensation                                                                                  1
Other                                                                                               5,301
                                                                                              -----------
Total liabilities                                                                                 666,631
=========================================================================================================
Net Assets                                                                                    $16,423,519
                                                                                              ===========

=========================================================================================================
Composition of Net Assets
Par value of shares of beneficial interest                                                    $     1,501
---------------------------------------------------------------------------------------------------------
Additional paid-in capital                                                                     18,182,886
---------------------------------------------------------------------------------------------------------
Accumulated net investment income                                                                  19,572
---------------------------------------------------------------------------------------------------------
Accumulated net realized gain (loss) on investments and foreign currency transactions          (3,211,209)
---------------------------------------------------------------------------------------------------------
Net unrealized appreciation (depreciation) on investments and translation of
assets and liabilities denominated in foreign currencies                                        1,430,769
                                                                                              -----------
Net assets--applicable to 1,500,734 shares of beneficial interest outstanding                 $16,423,519
                                                                                              ===========

=========================================================================================================
Net Asset Value, Redemption Price Per Share and Offering Price Per Share                           $10.94

See accompanying Notes to Financial Statements.


20                  Oppenheimer Main Street Small Cap Fund/VA

--------------------------------------------------------------------------------
Statement of Operations  For the Six Months Ended June 30, 2001 (Unaudited)
--------------------------------------------------------------------------------


===============================================================================
Investment Income
Interest                                                              $  61,255
-------------------------------------------------------------------------------
Dividends (net of foreign withholding taxes of $84)                      31,684
                                                                      ---------
Total income                                                             92,939
===============================================================================
Expenses
Management fees                                                          52,918
-------------------------------------------------------------------------------
Shareholder reports                                                      13,114
-------------------------------------------------------------------------------
Transfer and shareholder servicing agent fees                             2,352
-------------------------------------------------------------------------------
Custodian fees and expenses                                               1,624
-------------------------------------------------------------------------------
Trustees' compensation                                                      749
-------------------------------------------------------------------------------
Other                                                                     3,091
                                                                      ---------
Total expenses                                                           73,848
Less reduction to custodian expenses                                       (481)
                                                                      ---------
Net expenses                                                             73,367
===============================================================================
Net Investment Income                                                    19,572
===============================================================================
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments                                                            (399,712)
Foreign currency transactions                                            (1,791)
                                                                      ---------
Net realized gain (loss)                                               (401,503)
-------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation) on:
Investments                                                             280,835
Translation of assets and liabilities denominated in foreign
  currencies                                                              2,054
                                                                      ---------
Net change                                                              282,889
Net realized and unrealized gain (loss)                                (118,614)
===============================================================================
Net Decrease in Net Assets Resulting from Operations                  $ (99,042)
                                                                      =========

See accompanying Notes to Financial Statements.


                    Oppenheimer Main Street Small Cap Fund/VA                 21

--------------------------------------------------------------------------------
Statements of Changes in Net Assets
--------------------------------------------------------------------------------


                                                                                          Six Months
                                                                                          Ended           Year Ended
                                                                                          June 30, 2001   December 31,
                                                                                          (Unaudited)     2000
======================================================================================================================
Operations
Net investment income (loss)                                                              $    19,572      $   (36,566)
----------------------------------------------------------------------------------------------------------------------
Net realized gain (loss)                                                                     (401,503)      (2,795,826)
----------------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation)                                          282,889         (548,679)
                                                                                          -----------     ------------
Net increase (decrease) in net assets resulting from operations                               (99,042)      (3,381,071)
======================================================================================================================
Dividends and/or Distributions to Shareholders
Distributions from net realized gain                                                               --         (478,809)
======================================================================================================================
Beneficial Interest Transactions
Net increase (decrease) in net assets resulting from beneficial interest transactions       1,923,289       11,532,556
======================================================================================================================
Net Assets
Total increase                                                                              1,824,247        7,672,676
----------------------------------------------------------------------------------------------------------------------
Beginning of period                                                                        14,599,272        6,926,596
                                                                                         ------------     ------------
End of period (including accumulated net investment
income of $19,572 for the six months ended June 30, 2001)                                 $16,423,519      $14,599,272
                                                                                          ===========      ===========

See accompanying Notes to Financial Statements.


22                  Oppenheimer Main Street Small Cap Fund/VA

--------------------------------------------------------------------------------
Financial Highlights
--------------------------------------------------------------------------------

                                                                Six Months
                                                                Ended June 30,
                                                                2001             Year Ended December 31,
                                                                (Unaudited)      2000          1999         1998(1)
=======================================================================================================================
Per Share Operating Data
Net asset value, beginning of period                            $11.09           $14.07        $ 9.60       $10.00
-----------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income (loss)                                       .01             (.03)         (.02)        (.02)
Net realized and unrealized gain (loss)                           (.16)           (2.35)         4.49         (.38)
-----------------------------------------------------------------------------------------------------------------------
Total income (loss) from investment operations                    (.15)           (2.38)         4.47         (.40)

-----------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Distributions from net realized gain                                --             (.60)           --           --
-----------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                  $10.94           $11.09        $14.07       $ 9.60
                                                                ======           ======        ======       ======

=======================================================================================================================
Total Return, at Net Asset Value(2)                              (1.35)%         (18.34)%       46.56%       (4.00)%

=======================================================================================================================
Ratios/Supplemental Data
Net assets, end of period (in thousands)                       $16,424          $14,599        $6,927         $994
-----------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                              $14,240          $12,576        $2,738         $441
-----------------------------------------------------------------------------------------------------------------------
Ratios to average net assets:(3)
Net investment gain (loss)                                        0.28%           (0.29)%       (0.37)%      (0.79)%
Expenses                                                          1.04%            1.37%         1.83%        0.87%(4)
Expenses, net of reduction to excess and custodian expenses        N/A             1.35%         1.34%         N/A
-----------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                            141%             162%          176%          61%


(1) For the period from May 1, 1998 (inception of offering) to December 31,
1998.

(2) Assumes a $1,000 hypothetical initial investment on the business day before the first day of the fiscal period (or inception of offering), with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Total returns are not annualized for periods of less than one full year. Total return information does not reflect expenses that apply at the separate account level or to related insurance products. Inclusion of these charges would reduce the total return figures for all periods shown.

(3) Annualized for periods of less than one full year.

(4) Expense ratio reflects the reduction to custodian expenses.

See accompanying Notes to Financial Statements.


                    Oppenheimer Main Street Small Cap Fund/VA                 23

--------------------------------------------------------------------------------
Notes to Financial Statements  (Unaudited)
--------------------------------------------------------------------------------


================================================================================

1. Significant Accounting Policies

Oppenheimer Main Street Small Cap Fund/VA (the Fund) is a separate series of Oppenheimer Variable Account Funds (the Trust), which operated under the name of Oppenheimer Small Cap Growth Fund/VA through April 30, 2001, an open-end management investment company registered under the Investment Company Act of 1940, as amended. The Fund's investment objective is to seek capital appreciation. The Trust's investment advisor is OppenheimerFunds, Inc. (the Manager). The following is a summary of significant accounting policies consistently followed by the Fund.

--------------------------------------------------------------------------------

Securities Valuation. Securities listed or traded on National Stock Exchanges or other domestic or foreign exchanges are valued based on the last sale price of the security traded on that exchange prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the closing bid and asked prices, and if not, at the closing bid price. Securities (including restricted securities) for which quotations are not readily available are valued primarily using dealer-supplied valuations, a portfolio pricing service authorized by the Board of Trustees, or at their fair value. Fair value is determined in good faith under consistently applied procedures under the supervision of the Board of Trustees. Short-term "money market type" debt securities with remaining maturities of sixty days or less are valued at amortized cost (which approximates market value).

--------------------------------------------------------------------------------

Foreign Currency Translation. The accounting records of the Fund are maintained in U.S. dollars. Prices of securities denominated in foreign currencies are translated into U.S. dollars at the closing rates of exchange. Amounts related to the purchase and sale of foreign securities and investment income are translated at the rates of exchange prevailing on the respective dates of such transactions.

     The effect of changes in foreign currency exchange rates on investments is separately identified from the fluctuations arising from changes in market values of securities held and reported with all other foreign currency gains and losses in the Fund's Statement of Operations.

--------------------------------------------------------------------------------

Repurchase Agreements. The Fund requires its custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System or to have segregated within the custodian's vault, all securities held as collateral for repurchase agreements. The market value of the underlying securities is required to be at least 102% of the resale price at the time of purchase. If the seller of the agreement defaults and the value of the collateral declines, or if the seller enters an insolvency proceeding, realization of the value of the collateral by the Fund may be delayed or limited.

--------------------------------------------------------------------------------

Federal Taxes. The Fund intends to continue to comply with provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income, including any net realized gain on investments not offset by loss carryovers to shareholders.

     As of June 30, 2001, the Fund had available for federal income tax purposes an estimated unused capital loss carryover of $3,206,391. This estimated capital loss carryover represents carryover as of the end of the last fiscal year, increased for losses deferred under tax accounting rules to the current fiscal year and increased or decreased by capital losses or gains realized in the first six months of the current fiscal year.

As of June 30, 2001, the Fund had available for federal income tax purposes an unused capital loss carryover as follows:

                                       Expiring
                                       ----------------------------
                                           2008          $1,795,693

--------------------------------------------------------------------------------

Dividends and Distributions to Shareholders. Dividends and distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date.


24                  Oppenheimer Main Street Small Cap Fund/VA

--------------------------------------------------------------------------------
Notes to Financial Statements (Unaudited) (Continued)
--------------------------------------------------------------------------------


================================================================================

1. Significant Accounting Policies (continued)

Classification of Dividends and Distributions to Shareholders. Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes. The character of dividends and distributions made during the fiscal year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to timing of dividends and distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or realized gain was recorded by the Fund.

--------------------------------------------------------------------------------

Investment Income. Dividend income is recorded on the ex-dividend date or upon ex-dividend notification in the case of certain foreign dividends where the ex-dividend date may have passed. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income, which includes accretion of discount and amortization of premium, is accrued as earned.

--------------------------------------------------------------------------------

Security Transactions. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.

--------------------------------------------------------------------------------

Other. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

================================================================================

2. Shares of Beneficial Interest

The Fund has authorized an unlimited number of $0.001 par value shares of beneficial interest. Transactions in shares of beneficial interest were as follows:


                                                  Six Months Ended June 30, 2001   Year Ended December 31,2000
                                                  ------------------------------   ---------------------------
                                                  Shares            Amount         Shares        Amount
-------------------------------------------------------------------------------------------------------------
Sold                                               438,851          $4,508,880    1,168,713     $15,913,312
Dividends and/or distributions reinvested               --                  --       28,757         478,809
Redeemed                                          (254,403)         (2,585,591)    (373,385)     (4,859,565)
                                                  --------          ----------    ---------     -----------
Net increase (decrease)                            184,448          $1,923,289      824,085     $11,532,556
                                                  ========          ==========    =========     ===========

================================================================================

3. Purchases and Sales of Securities

The aggregate cost of purchases and proceeds from sales of securities, other than short-term obligations, for the six months ended June 30, 2001, were $22,415,713 and $17,592,124, respectively.

================================================================================

4. Fees and Other Transactions with Affiliates

Management Fees. Management fees paid to the Manager were in accordance with the investment advisory agreement with the Trust which provides for a fee of 0.75% of the first $200 million of average annual net assets, 0.72% of the next $200 million, 0.69% of the next $200 million, 0.66% of the next $200 million and 0.60% of average annual net assets over $800 million. The Fund's management fee for the six months ended June 30, 2001, was an annualized rate of 0.75%.

--------------------------------------------------------------------------------

Transfer Agent Fees. OppenheimerFunds Services (OFS), a division of the Manager, acts as the transfer and shareholder servicing agent for the Fund. The Fund pays OFS an agreed-upon per account fee.


                    Oppenheimer Main Street Small Cap Fund/VA                 25

--------------------------------------------------------------------------------
Notes to Financial Statements (Unaudited) (Continued)
--------------------------------------------------------------------------------


================================================================================

5. Foreign Currency Contracts

A foreign currency exchange contract is a commitment to purchase or sell a foreign currency at a future date, at a negotiated rate. The Fund may enter into foreign currency exchange contracts for operational purposes and to seek to protect against adverse exchange rate fluctuation. Risks to the Fund include the potential inability of the counterparty to meet the terms of the contract.

     The net U.S. dollar value of foreign currency underlying all contractual commitments held by the Fund and the resulting unrealized appreciation or depreciation are determined using foreign currency exchange rates as provided by a reliable bank, dealer or pricing service. Unrealized appreciation and depreciation on foreign currency contracts are reported in the Statement of Assets and Liabilities.

     The Fund may realize a gain or loss upon the closing or settlement of the forward transaction. Realized gains and losses are reported with all other foreign currency gains and losses in the Statement of Operations.

     Securities denominated in foreign currency to cover net exposure on outstanding foreign currency contracts are noted in the Statement of Investments where applicable.

As of June 30, 2001, the Fund had outstanding foreign currency contracts as follows:

                                 Expiration   Contract        Valuation as of  Unrealized
Contract Description             Date         Amount (000s)   June 30, 2001    appreciation
--------------------------------------------------------------------------------------------
Contracts to Purchase
---------------------
Canadian Dollar (CAD)            7/5/01       8,792  CAD      $5,793            $4


26                  Oppenheimer Main Street Small Cap Fund/VA

--------------------------------------------------------------------------------
Oppenheimer Main Street Small Cap Fund/VA
--------------------------------------------------------------------------------

A Series of Oppenheimer Variable Account Funds


================================================================================

Officers and Trustees     James C. Swain, Trustee, CEO and Chairman of the Board
                          Bridget A. Macaskill, Trustee and President
                          William L. Armstrong, Trustee
                          Robert G. Avis, Trustee
                          George C. Bowen, Trustee
                          Edward L. Cameron, Trustee
                          Jon S. Fossel, Trustee
                          Sam Freedman, Trustee
                          Raymond J. Kalinowski, Trustee
                          C. Howard Kast, Trustee
                          Robert M. Kirchner, Trustee
                          F. William Marshall, Jr., Trustee
                          Charles Albers, Vice President
                          Mark Zavanelli, Vice President
                          Andrew J. Donohue, Vice President and Secretary
                          Brian W. Wixted, Treasurer
                          Robert J. Bishop, Assistant Treasurer
                          Scott T. Farrar, Assistant Treasurer
                          Robert G. Zack, Assistant Secretary


================================================================================

Investment Advisor        OppenheimerFunds, Inc.

================================================================================

Transfer Agent            OppenheimerFunds Services

================================================================================

Custodian of
Portfolio Securities      The Bank of New York

================================================================================

Independent Auditors      Deloitte & Touche LLP

================================================================================

Legal Counsel             Myer, Swanson, Adams & Wolf, P.C.

                          The financial statements included herein have been taken from the records of the Fund without examination of those records by the independent auditors.

                          For more complete information about
                          Oppenheimer Main Street Small Cap Fund/VA, please refer to the Prospectus. To obtain a copy, call your financial advisor, or call OppenheimerFunds, Inc. at 1.800.981.2871.

                          (C)Copyright 2001 OppenheimerFunds, Inc.
                          All rights reserved.


                    Oppenheimer Main Street Small Cap Fund/VA                 27